Accounts payable and other financial liabilities - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Share Based Compensation Tax Liability Current	$ 371	$ 216
Interest Expense	31	63
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Contingent Liabilities	$ 0	$ 0